Note 18 - Other Operating Income	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
18.	Other operating income

In the year ended December 31, 2022, the Company recognized “Other operating income” of $1.61 million. The amount is comprised of other operating expenses of $0.35 million related to settlement of accounts with charterers and other operating income of $1.96 million related to an “unrepaired damage” claim agreed with the hull and machinery underwriters and loss of hire insurance in relation to M/V Akinada Bridge. More specifically, a damage on the vessel’s tailshaft system was identified while the vessel was in drydock, and after completing an evaluation for the type of repairs required, during which the vessel was idle, the Company agreed with the H&M underwriters an “unrepaired damage” claim.

In the year ended December 31, 2023, the Company recognized “Other operating income” of $2.73 million. The amount relates to loss of hire insurance in relation to M/V Akinada Bridge and M/V Aegean Express.

All these amounts are included under “Other operating income” in the consolidated statement of operations for the years ended December 31, 2022 and 2023. No such case existed in 2024.